GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
GOING CONCERN
GOING CONCERN

NOTE 2. GOING CONCERN

The Company has incurred recurring losses from operations and has limited cash liquidity and capital resources. Future capital requirements will depend on many factors, including the Company’s ability to sell and develop products, cash flow from operations, and competing market developments. The Company will need additional capital in the near future. Sources of debt financing may result in high interest expense. Any financing, if available, may be on unfavorable terms.

As of June 30, 2022, the Company has an accumulated deficit of approximately ($63,230,000). During the six-months ended June 30, 2022, the Company also experienced negative cash flows from operating activities of approximately ($2,721,000). It appears these principal conditions or events, considered in the aggregate, indicate it is probable that the Company will be unable to meet its obligations as they become due within one year after the date the financial statements are issued. As such, there is substantial doubt about the entity’s ability to continue as a going concern.

The Company has identified factors that mitigate the probable conditions that have raised substantial doubt about the entity’s ability to continue as a going concern.

Underwritten Public Offering

On May 13, 2022, the Company entered into an Underwriting Agreement in which the Company agreed to complete an underwritten public offering to sell 2,352,942 units (Units) at a public offering price of $4.25 per Unit, with each Unit consisting of one share of the Company’s Common Stock and two warrants (the “Common Warrants) each to purchase one share of Common Stock. The Common Warrants are exercisable immediately and have an exercise price of $4.25 per share (100% of the price per Unit sold in the offering). The Company’s Common Stock began trading on the Nasdaq Capital Market under the symbol “SOBR” on May 16, 2022. The Common Warrants have not been listed for trading and will expire five years from the date of their issuance. Further, pursuant to the terms of the Underwriting Agreement and related “lock-up” agreements, the Company, each director and executive officer of the Company, and certain stockholders have agreed not to offer for sale, issue, sell, contract to sell, pledge or otherwise dispose of any of our Common Stock or securities convertible into Common Stock for a period of 180 days (24 months for the Company) commencing on the May 13, 2022, the date of the final prospectus.

On May 18, 2022, the Underwriter to the public offering was granted a 45-day option, exercisable in one or more times in whole or in part, to purchase up to an additional 352,941 shares of Common Stock and/or up to an additional 705,882 Warrants (the “Underwriter Warrants”) solely to cover over-allotments. The over-allotment shares of Common Stock can be purchased at the public offering price of the Units ($4.25), less the underwriting discounts payable by the Company, and the Underwriter Warrants can be purchased for $0.01 per Warrant. Each purchased Underwriter Warrant can be exercised at the public offering price of the Units ($4.25). As of June 30, 2022, the Underwriter purchased 424,116 Underwriter Warrants. The 45-day option expired on July 2, 2022.

Further on May 18, 2022, pursuant to the Underwriting Agreement, the Company issued Representative’s Warrants to purchase up to an aggregate of 141,177 shares of Common Stock (the “Representative’s Warrants”). The Representative’s Warrants are exercisable beginning on November 17, 2022, until May 17, 2027. The initial exercise price of Representative's Warrants is $5.3125 per share, which is equivalent to 125% of the public offering price per Unit in the public offering.

On May 18, 2022, the Company received approximately $8,779,000 of net proceeds from the underwritten public offering.

On May 19, 2022, pursuant to an arrangement with the Debenture holder, the principal balance of the Armistice Capital Master Fund, Ltd 18% Original Issue Discount Convertible Debenture in default at March 31, 2022 of $3,048,781, was paid in full satisfying all amounts due under the debenture, including  any accrued penalty, damages and interest provisions of the loan agreement (see Note 8).

Management believes that the net offering proceeds of approximately $5,729,000, after the payment of the defaulted loan balance of $3,048,781, which equates to a cash balance at June 30, 2022 of approximately $3,750,000 provides adequate working capital for operating activities for the next twelve months after the date the financial statements are issued.  However, the Company is responsible for convertible notes payable plus interest at 12% per annum due 24 months from issuance in the first half of 2021.  Total principal balances of the convertible notes at June 30, 2022 are $2,005,000 and are due $1,100,000, $155,000 and $750,000 in March 2023, April 2023 and May 2023, respectively.  The notes are convertible at $9 per share into shares of the Company’s common stock. The notes contain both voluntary and automatic conversion features. The notes may be convertible at any time, by the holders, beginning on the date of issuance. The notes automatically convert into shares of the Company’s common stock if the Company’s common stock closes at or above $6 per share for five (5) consecutive trading days while listed on Nasdaq.  Should the notes not automatically convert or a significant portion of the note holders elect not to convert the notes into shares of our common stock, we will need additional funds beyond the funds raised in the underwritten public offering.

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak and related variants continues to evolve as of the date of this report. Management is actively monitoring the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak, its variants and the global responses to curb its spread, the Company is not able to estimate the effects of the COVID-19 outbreak on its results of operations, financial condition, or liquidity for fiscal year 2022. However, if the pandemic continues, it may have an adverse effect on the Company’s results of future operations, financial position, and liquidity in fiscal year 2022.

Management believes the net proceeds received from the underwritten public offering and actions presently being taken to generate product and services revenues provide the opportunity for the Company to continue as a going concern; however, these plans are contingent upon actions to be performed by the Company and these conditions have not been met on or before June 30, 2022. Additionally, the COVID-19 outbreak could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown, which could impair the Company’s ability to raise needed funds to continue as a going concern. As such, substantial doubt about the entity’s ability to continue as a going concern was not alleviated as of June 30, 2022.

NOTE 2. GOING CONCERN

The Company has incurred recurring losses from operations and has limited cash liquidity and capital resources. Future capital requirements will depend on many factors, including the Company’s ability to develop and sell products, generate cash flow from operations, and competing market developments. The Company will need additional capital in the near future. Sources of debt financing may result in high interest expense. Any financing, if available, may be on unfavorable terms. If adequate funds are not obtained, we will be required to reduce or curtail operations.

As of December 31, 2021, the Company has an accumulated deficit of approximately $57,472,000. During the year ended December 31, 2021, the Company also experienced negative cash flows from operating activities of approximately $3,688,000. It appears these principal conditions or events, considered in the aggregate, indicate it is probable that the Company will be unable to meet its obligations as they become due within one year after the date the financial statements are issued. As such, there is substantial doubt about the entity’s ability to continue as a going concern.

As a result, the Company is in the process of preparing an offering for the sale of its common stock in 2022 and has entered into an agreement with an underwriter planned to raise a minimum of $15,000,000 gross proceeds to mitigate the probable conditions that have raised substantial doubt about the Company’s ability to continue as a going concern.

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. Management is actively monitoring the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate the effects of the COVID-19 outbreak on its results of operations, financial condition, or liquidity for fiscal year 2022. However, if the pandemic continues, it may have a adverse effect on the Company’s results of future operations, financial position, and liquidity in fiscal year 2022.

Management believes actions presently being taken to obtain additional funding provide the opportunity for the Company to continue as a going concern; however, these plans are contingent upon actions to be performed by the Company and these conditions have not been met on or before December 31, 2021. Additionally, the COVID-19 outbreak could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown, which would impair the Company’s ability to raise needed funds to continue as a going concern. As such, substantial doubt about the entity’s ability to continue as a going concern was not alleviated as of December 31, 2021.